Nomura Asset Depositor Company, LLC ABS-15G

EXHIBIT 99.9

Client Name:
Client Project Name:	NLT 2025-NQM1
Start - End Dates:	9/17/2025 - 11/4/2025
Deal Loan Count:	14

Rating Agency ATR QM Data Fields

Loans in Report:	14

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
351877646	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	6.375	Unemployed	(No Data)	Non-Resident Alien	(No Data)	(No Data)	(No Data)	0
351877718	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.625	Unemployed	(No Data)	Non-Resident Alien	(No Data)	(No Data)	(No Data)	0
351877705	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.6251	Unemployed	Unemployed	Non-Resident Alien	Non-Resident Alien	(No Data)	(No Data)	0
351878378	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.1251	Unemployed	Unemployed	(No Data)	Non-Resident Alien	(No Data)	(No Data)	0
351877715	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	6.875	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
351880442	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	16347.59	XXXXXX	9.6275	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
351876135	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.25	Unemployed	(No Data)	Non-Resident Alien	(No Data)	(No Data)	(No Data)	0
351877727	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.625	Unemployed	Unemployed	(No Data)	Non-Resident Alien	(No Data)	(No Data)	0
351879684	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.625	Unemployed	Unemployed	Non-Resident Alien	Non-Resident Alien	(No Data)	(No Data)	0
351876122	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7	Unemployed	Unemployed	Non-Resident Alien	Non-Resident Alien	(No Data)	(No Data)	0
351877599	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	3495	XXXXXX	8.9696	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
351877690	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7	Unemployed	Unemployed	(No Data)	Non-Resident Alien	(No Data)	(No Data)	0
351877702	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.25	Unemployed	Unemployed	(No Data)	Non-Resident Alien	(No Data)	(No Data)	0
351877735	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	6.99	Unemployed	(No Data)	Non-Resident Alien	(No Data)	(No Data)	(No Data)	0

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